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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21188

Registrant Name: PIMCO CALIFORNIA MUNICIPAL INCOME FUND III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York,
New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of
the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 9/30

Date of Reporting Period: 12/31

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than
60 days after the close of the first and third fiscal quarters, pursuant to rule
30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,
Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC
20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                   PIMCO CALIFORNIA MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                          CREDIT RATINGS
  (000)                                                                                           (MOODY'S/S&P)           Value*
------------------------------------------------------------------------------------------------------------------------------------

           CALIFORNIA MUNICIPAL BONDS & NOTES-84.5%
$  1,000   Alameda Public Finance Auth. Rev., 7.00%, 6/1/09...................................        NR/NR          $    1,012,330
  14,925   Association of Bay Area Government Finance. Auth. Rev., Odd Fellows Home,
             5.20%-5.35%, 11/15/22-11/15/32 ..................................................        NR/A               15,528,089
   2,135   Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
             5.50%, 12/1/28-12/1/33 ..........................................................       NR/BBB               2,151,202
   2,000   Butte-Glenn Community College, GO,
             5.00%, 8/1/26, Ser. A (MBIA) ....................................................       Aaa/NR               2,084,860
   2,000   Capistrano Univ. School Dist., Community Fac. Dist., Special Tax,
             6.00%, 9/1/32 ...................................................................        NR/NR               2,058,260
   1,000   Carlsbad Improvement Bond Act 1915, 6.00%, 9/2/34..................................        NR/NR               1,028,310
   1,000   Cathedral City Public Financing Auth. Rev.,
             5.00%, 8/1/33, Ser. A (MBIA) ....................................................       Aaa/AAA              1,023,650
   1,150   Ceres Redev. Agcy. Tax Allocation,
             5.00%, 11/1/33 (MBIA)............................................................       Aaa/AAA              1,187,273
   5,765   Ceres Unified School Dist., GO,
             zero coupon, 8/1/28-8/1/29 (FGIC) ...............................................       Aaa/AAA              1,528,900
   3,895   Chula Vista Community Fac. Dist., Special Tax.,
             5.75%-6.20%, 9/1/26-9/1/33 ......................................................        NR/NR               4,015,372
     945   Chula Vista Improvement Board Act 1915, Special Assessment,
             6.15%, 9/2/29 ...................................................................        NR/NR                 971,129
   8,000   Contra Costa Cnty. Public Financing Auth. Tax Allocation Rev.,
             5.625%, 8/1/33...................................................................       NR/BBB               8,199,040
   3,775   Cucamonga School Dist., CP,
             5.20%, 6/1/27 ...................................................................        NR/A-               3,808,371
   5,205   Eastern  Muni. Water Dist. Community Facs., Special Tax,
             5.75%-6.10%, 9/1/27-9/1/33 ......................................................        NR/NR               5,305,009
   2,500   Educational Fac. Auth. Rev., Institute of Technology,
             5.00%, 10/1/32, Ser. A ..........................................................       Aaa/AAA              2,582,075
   2,455   Educational Facs. Auth. Rev., Loyola-Marymount University,
             zero coupon, 10/1/34 (MBIA) .....................................................       Aaa/NR                 506,270
   5,000   Educational Facs. Auth. Rev., Pepperdine Univ., 5.00, 9/1/33, Ser. A (FGIC)........       Aaa/AAA              5,130,800
     500   Franklin-Mckinley School Dist., GO,
             5.00%, 8/1/27, Ser. B (FSA) .....................................................       Aaa/AAA                519,045
   5,000   Fremont Community Facs. Dist., Special Tax,
             6.30%, 9/1/31....................................................................        NR/NR               5,142,050
   9,500   Fresno School Unified Dist., GO,
             6.00%, 8/1/26, Ser. A (MBIA).....................................................       Aaa/AAA             11,498,325
   4,380   Glendale Electric Works Rev.,
             5.00%, 2/1/27 (MBIA) ............................................................       Aaa/AAA              4,538,731
  56,490   Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
             6.25%-6.75%, 6/1/33-6/1/39, Ser. 2003-A-1 .......................................      Baa3/BBB             56,703,176
           Health Facs. Financing Auth. Rev.,
   5,000     5.00%, 3/1/33, Ser. A............................................................        NR/A                5,003,000
   6,000     5.00%, 11/1/33, Ser. B (MBIA)....................................................       Aaa/AAA              6,132,720
   2,000     6.25%, 8/15/35, Ser. A...........................................................       A1/AA-               2,250,820
   5,000   Health Facs. Financing Auth. Rev., Kaiser Permanente,
             5.00%, 10/1/18, Ser. B...........................................................       A3/AAA               5,279,100
   3,550   Health Fac. Financing Auth. Rev., Northern California Ret. Officers,
             5.125%-5.25%, 1/1/22-1/1/26 .....................................................        NR/A                3,712,438
   2,750   Infrastructure & Economic Dev. Bank Rev., Claremount Univ. Consortium,
             5.25%, 10/1/33...................................................................       Aa3/NR               2,881,505

                   PIMCO CALIFORNIA MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                                           CREDIT RATINGS
  (000)                                                                                            (MOODY'S/S&P)          Value*
------------------------------------------------------------------------------------------------------------------------------------

           CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
           Infrastructure & Economic Dev. Rev., Kaiser Assistance Corp.,
$  8,000     5.55%, 8/1/31, Ser. A............................................................        NR/A           $     8,354,400
   3,000     5.50%, 8/1/31, Ser. B............................................................        A2/A                 3,122,520
   3,725   La Mesa-Spring Valley School Dist., GO,
             5.00%, 8/1/26, Ser. A (FGIC).....................................................       Aaa/AAA               3,867,481
   1,400   La Quinta Redev. Agcy, Tax Allocation,
             5.10%, 9/1/31(AMBAC).............................................................       Aaa/AAA               1,446,900
           Lancaster Financing Auth. Tax Allocation Rev.,
      20     4.75%, 2/1/34 (MBIA).............................................................       Aaa/AAA                  19,968
     825   Lee Lake Water Dist. Community Facs. Dist., Special Tax,
             6.125%, 9/1/32...................................................................        NR/NR                  848,950
   5,000   Long Beach Community College Dist., 5.00%, 5/1/28, Ser. A (MBIA)...................       Aaa/AAA               5,168,100
           Los Angeles Unified School Dist., GO,
   7,650     5.00%, 1/1/28, Ser. A (MBIA) ....................................................       Aaa/AAA               7,939,247
   3,000     5.125%, 1/1/27, Ser. E (MBIA)....................................................       Aaa/AAA               3,153,090
   1,000   Lynwood Unified School Dist., GO,
             5.00%, 8/1/27, Ser. A (FSA) .....................................................       Aaa/NR                1,038,090
   5,280   Modesto Irrigation Dist., CP,
             5.00%, 7/1/33 (MBIA).............................................................       Aaa/AAA               5,412,106
   2,180   Murrieta Valley Unified School Dist., Special Tax,
             6.40%, 9/1/24....................................................................        NR/NR                2,265,892
   5,000   Oakland GO,
             5.00%, 1/15/33, Ser. A (MBIA)....................................................       Aaa/AAA               5,136,300
   2,530   Oakland Redev. Agcy., Tax Allocation,
             5.25%, 9/1/27-9/1/33 ............................................................        NR/A-                2,555,170
   5,000   Orange Cnty. Community Facs. Dist., Special Tax,
             5.55%, 8/15/33, Ser. A...........................................................        NR/NR                5,079,650
   5,000   Orange Cnty. Unified School Dist., CP,
             4.75%, 6/1/29 (MBIA).............................................................       Aaa/AAA               5,101,700
   1,000   Orange Cnty. Water Dist. Rev., CP,
             5.00%, 8/15/28 (MBIA) ...........................................................       Aaa/AAA               1,031,000
   2,000   Palm Desert Financing Auth., Tax Allocation Rev.,
             5.00%, 4/1/25, Ser. A (MBIA) ....................................................       Aaa/AAA               2,085,540
   1,410   Ponoma Public Financing Auth. Rev.,
             5.00%, 12/1/37, Ser. AF (MBIA) ..................................................       Aaa/AAA               1,438,538
   3,385   Poway Unified School Dist., Special Tax,
             6.05%-6.125%, 9/1/25-9/1/33 .....................................................        NR/NR                3,488,923
   5,000   Riverside CP,
             5.00%, 9/1/33 (AMBAC) ...........................................................       NR/AAA                5,126,800
     500   Rocklin Unified School Dist. Community Facs., Special Tax,
             5.00%, 9/1/29 (MBIA).............................................................       Aaa/AAA                 514,475
   7,680   Rowland Unified School Dist., GO,
             5.00%, 8/1/28, Ser. B (FSA)......................................................       Aaa/AAA               7,944,806
   1,470   Sacramento City Financing Auth. Rev.,
             6.25%, 9/1/23, Ser. A ...........................................................        NR/NR                1,522,905
           San Diego Unified School Dist., GO,
     480     5.00%, 7/1/26, Ser. C (FSA) .....................................................       Aaa/AAA                 500,218
  19,425     5.00%, 7/1/26-7/1/28, Ser. E (FSA)...............................................       Aaa/AAA              20,182,774

                   PIMCO CALIFORNIA MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                                           CREDIT RATINGS
  (000)                                                                                            (MOODY'S/S&P)          Value*
------------------------------------------------------------------------------------------------------------------------------------

           CALIFORNIA MUNICIPAL BONDS & NOTES (CONTINUED)
$  1,500   San Diego Univ. Foundation Auxiliary Organization Rev.,
             5.00%, 3/1/27, Ser. A (MBIA) ....................................................       Aaa/AAA         $     1,549,065
   3,000   San Jose Libraries & Parks Project, GO,
             5.125%, 9/1/31 ..................................................................       Aa1/AA+               3,099,660
  16,085   Santa Ana Unified School Dist., GO,
             zero coupon, 8/1/26-8/1/32, Ser. B (FGIC) .......................................       Aaa/AAA               4,308,066
   1,250   Santa Clara Valley Transportation Auth., Sales Tax Rev.,
             5.00%, 6/1/26, Ser. A (MBIA) ....................................................       Aaa/AAA               1,291,425
   6,000   Santa Margarita Water Dist., Special Tax,
             6.25%, 9/1/29 ...................................................................        NR/NR                6,204,130
   1,205   Sequoia Union High School Dist. GO,
             5.00%, 7/1/23-7/1/24 (MBIA) .....................................................       Aaa/NR                1,273,239
   4,475   Simi Valley Community Dev. Agcy., Tax Allocation,
             5.00%, 9/1/25 (FGIC) ............................................................       Aaa/AAA               4,672,839
   4,250   Sonoma Cnty. Jr. College Dist.,
             5.00%, 8/1/27, Ser. A (FSA) .....................................................       Aaa/AAA               4,411,882
   1,000   Sonoma Cnty. Water Agcy. Water Rev.,
             5.00%, 7/1/32, Ser. A (MBIA) ....................................................       Aaa/AAA               1,024,290
           South Tahoe Joint Powers Financing Auth.,
   2,500     5.125%, 10/1/09..................................................................        NR/NR                2,549,325
   4,425     5.45%, 10/1/33...................................................................       NR/BBB                4,467,480
  14,900   Southern CA Public Power Auth., Power Project Rev.,
             5.00%, 7/1/33 (AMBAC)............................................................       Aaa/AAA              15,281,142
   4,095   State Dept. Veteran Affairs Home Purchase Rev.,
             5.35%, 12/1/27, Ser. A (AMBAC) ..................................................       Aaa/AAA               4,227,350
   3,600   State Dept. Water Resourses Rev.,
             5.00%,12/1/15-12/1/27 (MBIA).....................................................       Aaa/AAA               3,960,852
           State Public Works Board Lease Rev.,
   5,385     5.00%, 10/1/19 ..................................................................        A3/A-                5,624,040
   4,600     5.00%, 4/1/28, Ser. A............................................................       Aa2/AA-               4,699,360
   1,105     5.375%, 4/1/28 ..................................................................       Baa1/A-               1,153,079
   3,505   Statewide Community Dev. Auth., CP, Internext Group,
             5.375%, 4/1/30 ..................................................................       NR/BBB-               3,497,464
           Statewide Community Dev. Auth. Rev.,
  15,000     5.50%, 10/1/33, Ser. A ..........................................................        A3/A                15,644,100
   7,300     5.50%, 11/15/33 .................................................................        NR/A                 7,686,389
  10,000     5.50%, 8/15/34, Ser. B...........................................................       A1/AA-               10,396,100
   2,500     7.25%, 10/1/33 ..................................................................        NR/NR                2,589,725
   1,795   Sunnyvale Financing Auth., Water & Wastewater Rev.,
             5.00%, 10/1/26 (AMBAC) ..........................................................       Aaa/AAA               1,857,107
   2,000   Tamalpais Union High School Dist. GO,
             5.00%, 8/1/26 (MBIA) ............................................................       Aaa/AAA               2,076,500
   2,000   Temecula Public Financing Auth., Special Tax,
             6.00%, 9/1/33, Ser. A............................................................        NR/NR                2,067,400
           Tobacco Securitization Agcy. Rev.,
   8,100     5.875%, 6/1/35...................................................................       Baa3/NR               7,352,775
   7,000     6.00%, 6/1/42....................................................................       NR/BBB                6,347,880
  10,100     6.125%, 6/1/43...................................................................       NR/BBB                1,847,000
   2,950   Torrance Medical Hospital Rev.,
             5.50%, 6/1/31 ...................................................................        A1/A+                3,049,415
   4,000   Vernon Electric System Rev.,
             5.50%, 4/1/33....................................................................       Aaa/NR                4,406,360
   1,000   West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30...........................       Aaa/AAA               1,027,320
   2,500   William S. Hart Union High School Dist. Special Tax,
             6.00%, 9/1/33....................................................................        NR/NR                2,547,050

                   PIMCO CALIFORNIA MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                                           CREDIT RATINGS
  (000)                                                                                           (MOODY'S/S&P)           Value*
------------------------------------------------------------------------------------------------------------------------------------

$  2,750   Woodland Finance Auth. Lease Rev.,
             5.00%, 3/1/32 (XLCA) ............................................................      Aaa/AAA          $     2,820,317
                                                                                                                     ---------------
           Total California Municipal Bonds & Notes (cost-$396,628,059).......................                           411,137,519
                                                                                                                     ---------------
           OTHER MUNICIPAL BONDS & NOTES- 3.7%
           NEW YORK-0.6%
   2,500   New York State Dormitory Auth. Revs.,
             6.25%, 8/15/15 (FHA).............................................................      Aa2/AAA                2,928,450
                                                                                                                     ---------------
           PUERTO RICO-3.1%
   3,500   Commonwealth, GO, 5.00%, 7/1/30, Ser. A............................................      Baa1/A-                3,762,045
   1,500   Electric Power Auth. Power Rev.,
             5.125%, 7/1/29, Ser. NN..........................................................       A3/A-                 1,548,435
           Public Buildings Auth. Rev.,
   4,420     5.00%, 7/1/36, Ser. I ...........................................................      Baa1/A-                4,496,820
     290     5.25%, 7/1/36, Ser. D............................................................      Baa1/A-                  300,524
     790     5.25%, 7/1/36, Ser. D (Pre-refunded @ 100, 7/1/12) (a)...........................      Baa1/A-                  885,906
   3,800   Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A...................................     Baa2/BBB+               4,240,686
                                                                                                                     ---------------
                                                                                                                          15,234,416
                                                                                                                     ---------------
           Total Other Municipal Bonds & Notes (cost-$17,287,626).............................                            18,162,866
                                                                                                                     ---------------
           CALIFORNIA VARIABLE RATE NOTES (b) (c) (d)-8.5%
   1,465   Infrastructure & Economic Dev. Bank Rev.,
             15.28%, 7/1/29 (AMBAC)...........................................................       NR/NR                 1,703,854
           Los Angeles Unified School Dist., GO,
   1,745     15.88%, 1/1/23 Ser. 1763-B (MBIA) ...............................................       NR/NR                 1,824,904
   2,090     18.59%, 1/1/11 Ser. 1763-A (MBIA) ...............................................       NR/NR                 3,438,823
   2,020   Los Angeles Water & Power Rev.,
             14.38%, 1/1/25...................................................................       NR/NR                 2,250,401
     950   Orange Cnty. Water Dist. Rev., CP,
             16.54%, 2/15/11 (MBIA)...........................................................       NR/NR                 1,069,947
     710   Pajaro Valley Unified School Dist., GO,
             19.42%, 8/1/11...................................................................       NR/NR                   922,148
   1,170   Pasadena Water Rev.,
             15.83%, 6/1/27 (FGIC)............................................................       NR/NR                 1,329,951
   1,785   Sacramento Cnty. Water Financing Auth. Rev.,
             17.13%, 6/1/11 (AMBAC)...........................................................       NR/NR                 2,090,985
   1,150   Sacramento Muni Utility Dist., Electric Rev.,
             19.28%, 2/15/11 (MBIA)...........................................................       NR/NR                 1,380,725
   1,725   San Diego Community College Dist., GO,
             19.39%, 5/1/11 (FSA).............................................................       NR/NR                 2,130,962
   1,340   San Marcos Public Facs. Auth. Tax Allocation Rev.,
             16.65%, 2/1/11 (FGIC)............................................................       NR/NR                 1,537,744
   1,340   San Marcos Public Facs. Auth. Tax Allocation Rev.,
             16.65%, 8/1/11 (FGIC)............................................................       NR/NR                 1,407,509
   2,065   Southern CA Public Power Auth., Power Project Rev.,
             16.89%, 7/1/11 (AMBAC)...........................................................       NR/NR                 2,379,891
  11,300   State Economic Recovery, 7.75%, 7/1/12, Ser. 956 (MBIA) ...........................       NR/NR                13,910,074
   3,435   University of CA Rev.,
             11.88%,  9/1/33-9/1/34 (FSA).....................................................       NR/NR                 4,123,252
                                                                                                                     ---------------
           Total California Variable Rate Notes (cost-$39,515,149)............................                            41,501,170
                                                                                                                     ---------------

                   PIMCO CALIFORNIA MUNICIPAL INCOME FUND III
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004
                             (UNAUDITED) (CONTINUED)

PRINCIPAL
 AMOUNT                                                                                            CREDIT RATINGS
  (000)                                                                                            (MOODY'S/S&P)          Value*
------------------------------------------------------------------------------------------------------------------------------------

           CALIFORNIA VARIABLE RATE DEMAND NOTES (b) (e)-2.4%
$  2,500   Infrastructure & Economic Dev. Bank Rev.,
             2.13%, 1/3/05, Ser. B (AMBAC)....................................................        Aaa/AAA        $     2,500,000
     835   Irvine Ranch Water Dist., GO,
             2.16%, 1/3/05....................................................................       VMIG/A-1+               835,000
           Metropolitan Water Dist., Southern CA Waterworks Rev.,
     700     2.10%, 1/3/05, Ser. B-3 (AMBAC) .................................................      VMIG1/A-1+               700,000
   1,100   MSR Public Power Agency, San Juan Project Rev.,
             2.20%, 1/3/05 (MBIA).............................................................      VMIG1/A-1+             1,100,000
   1,400   Orange Cnty. Improvement Bond, Act 1915
             2.20%, 1/3/05                                                                          VMIG1/A-1+             1,400,000
   1,685   Orange Cnty. Sanitation Dist., CP,
             2.15%, 1/3/05, Ser. B (AMBAC) ...................................................      VMIG1/A-1+             1,685,000
   3,200   Pollution Control Financing Authority Rev.
             2.00%, 1/3/05....................................................................      VMIG1/A-1+             3,200,000
                                                                                                                     ---------------
           Total California Variable Rate Demand Notes (cost-$11,420,000).....................                            11,420,000
                                                                                                                     ---------------
           U.S. TREASURY BILLS (f)-1.5%
   7,245     2.06%-2.10%, 3/3/05-3/17/05 (cost-$7,214,972) ...................................        Aaa/AAA              7,217,243
                                                                                                                     ---------------
           Total Investments before options written (cost- $472,065,806)-100.6% ..............                           489,438,798
                                                                                                                     ---------------
           CALL OPTIONS WRITTEN (g)-(0.6)%
CONTRACTS
---------
           U.S. Treasury Bonds Futures, Chicago Board of Trade,
    (141)    Strike Price $106, expires 2/18/05...............................................                             (841,594)
    (244)    Strike Price $113, expires 2/18/05...............................................                             (122,000)
                                                                                                                     ---------------
                                                                                                                           (963,594)
                                                                                                                     ---------------
           U.S. Treasury Notes Futures, Chicago Board of Trade,
    (261)    Strike Price $106, expires 2/18/05...............................................                           (1,725,047)
    (285)    Strike Price $113, expires 2/18/05...............................................                             (360,703)
                                                                                                                     ---------------
                                                                                                                         (2,085,750)
                                                                                                                     ---------------

           Total options written (premiums received-$2,923,728) ..............................                           (3,049,344)
                                                                                                                     ---------------
           Total Investments, net of options written (cost-$469,142,078)-100.0%                                      $   486,389,454
                                                                                                                     ===============

Other Investments:

Futures contracts outstanding at December 31, 2004:

                                             Notional
                                              Amount           Expiration             Unrealized
    Type                                       (000)              Date               Depreciation
--------------------------------------------------------------------------------------------------

Long:  90 Day Eurodollar Futures               1,625             9/19/05             $   852,475

Short: U.S. Treasury Bond Futures              1,534             3/21/05                 429,493
                                                                                     -----------
                                                                                     $ 1,281,968
                                                                                     -----------

Notes to Schedule of Investments:

*    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may impact the value of the security may be fair-valued in good faith pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Exchange traded options futures and options on futures are valued at the settlement price determined by the relevant exchange. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York
     Stock Exchange.

(a)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and intrest and retire the bonds at the earliest refunding date.
(b)  Variable Rate Notes - instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)  144A Security - Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.
(d)  Residual Interest Municipal Bonds/Residual Interest Tax Exempt Bonds. The
     interest Rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)  Maturity date shown is date of next call.
(f)  All or partial principal amount segregated as initial margin on futures contracts.
(g)  Non-income producing security.

Glossary:
AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by Financial Guaranty Insurance Co.
FHA- insured by Federal Housing Administration
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- Not Rated
XLCA- insured by XL Capital Assurance

---------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

     (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the
Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income III Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2005